UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22016

Alpine Global Premier Properties Fund

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

914-251-0880

Registrant’s telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – January 31, 2011

Item 1 - Schedule of Investments.

Alpine Global Premier Properties Fund

Schedule of Portfolio Investments January 31, 2011 (Unaudited)

Shares	Description	Value (Note 2)

Common Stocks (94.2%)

Australia (3.1%)
15,500	Charter Hall Group	$34,909
3,000,000	CSR, Ltd.	4,798,388
5,273,166	Goodman Group	3,494,557
5,506,000	Stockland	19,753,215

		28,081,069

Brazil (16.6%)
641,210	Aliansce Shopping Centers SA	5,000,588
740,000	BHG SA-Brazil Hospitality Group *	7,613,306
1,899,800	BR Malls Participacoes SA	17,323,231
860,837	BR Properties SA	8,660,270
563,300	Brasil Brokers Participacoes SA	2,737,173
519,300	Brookfield Incorporacoes SA	2,392,528
205,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,264,045
1,501,000	Cyrela Commercial Properties SA Empreendimentos e Participacoes	12,687,297
1,587,302	Direcional Engenharia SA	12,426,462
829,384	EcoRodovias Infraestrutura e Logistica SA	6,468,096
665,538	Iguatemi Empresa de Shopping Centers SA	14,373,177
8,065	Julio Simoes Logistica SA *	56,655
119,000	Mills Estruturas e Servicos de Engenharia SA	1,491,292
1,510,200	MRV Engenharia e Participacoes SA	12,774,120
905,000	Multiplan Empreendimentos Imobiliarios SA	17,367,618
3,394,328	PDG Realty SA Empreendimentos e Participacoes	18,774,231
660,609	Rossi Residencial SA	5,195,467
75,352	Tecnisa SA	452,035

		148,057,591

Canada (2.1%)
1,026,485	Brookfield Properties Corp.	18,055,871
50,288	Westport Innovations, Inc. *	793,042

		18,848,913

Chile (0.4%)
1,780,643	Parque Arauco SA	3,784,603

China (4.5%)
7,293,518	C C Land Holdings, Ltd.	2,656,730
5,414,000	CapitaRetail China Trust	5,332,322
3,737,726	Evergrande Real Estate Group, Ltd.	1,975,134
17,732,200	Franshion Properties China, Ltd.	5,117,255
4,669,934	KWG Property Holding, Ltd.	3,474,007
10,280,980	New World China Land, Ltd.	4,166,905
2,324,792	NWS Holdings, Ltd.	3,983,662
44,652,000	Renhe Commercial Holdings Co., Ltd.	7,445,198
3,478,500	Soho China, Ltd.	2,743,842
3,087,500	Yanlord Land Group, Ltd.	3,716,681

		40,611,736

France (4.6%)
205,360	Accor SA	9,391,035
64,714	Club Mediterranee SA *	1,484,546
250,000	Edenred *	5,978,053
120,314	Eurosic, Inc.	4,793,583
25,000	Gecina SA	2,988,513
78,984	Kaufman & Broad SA *	2,496,975
298,719	Nexity SA	13,787,094

		40,919,799

Germany (1.0%)
559,922	DIC Asset AG	6,870,425
4,996,244	Sirius Real Estate, Ltd. *	1,864,066

		8,734,491

Hong Kong (1.9%)
1,956,000	Mandarin Oriental International, Ltd.	4,283,640
9,388,450	Midland Holdings, Ltd.	7,538,071
2,995,250	The Hongkong & Shanghai Hotels, Ltd.	5,247,781

		17,069,492

India (1.0%)
333,334	DLF, Ltd.	1,627,462
1,299,168	Hirco PLC *	1,441,143
2,504,000	Unitech Corporate Parks PLC *	1,113,062
666,500	Yatra Capital, Ltd. *	4,927,709

		9,109,376

Japan (5.2%)
136,000	Eisai Co., Ltd.	4,710,624
307	Frontier Real Estate Investment Corp.	2,835,112
2,002	Japan Logistics Fund, Inc.	19,122,417
300,000	Mitsubishi Estate Co., Ltd.	5,665,205
150,000	Mitsui Fudosan Co., Ltd.	3,048,246
450,000	Sumitomo Realty & Development Co., Ltd.	10,915,570

		46,297,174

Mexico (0.5%)
2,250,000	OHL Mexico SAB de CV *	4,384,634

Netherlands (0.3%)
54,886	Eurocommercial Properties NV	2,502,025

Norway (0.9%)
4,454,505	Norwegian Property ASA *	7,867,152

Philippines (0.8%)
30,000,000	SM Prime Holdings, Inc.	7,017,385

Poland (0.4%)
251,807	Atrium European Real Estate, Ltd.	1,529,707
272,727	Globe Trade Centre SA *	1,991,915

		3,521,622

Russia (1.5%)
650,000	LSR Group-GDR *(1)	6,337,500
751,845	PIK Group-GDR (1)	3,138,201
1,358,561	RGI International, Ltd. *	4,075,683

		13,551,384

Singapore (9.9%)
19,802,400	ARA Asset Management, Ltd. (1)	24,921,335
6,710,582	Ascott Residence Trust	6,242,158
8,655,400	Banyan Tree Holdings, Ltd. *	7,442,304
19,739,300	CapitaCommercial Trust	22,064,566
2,000,000	CapitaMalls Asia, Ltd.	2,923,474
7,094,924	Global Logistic Properties, Ltd. *	11,535,560
3,503,000	Parkway Life REIT	4,901,407
8,007,071	Starhill Global REIT	4,005,726
4,000,000	Suntec REIT	4,846,400

		88,882,930

Sweden (2.8%)
670,586	Hufvudstaden AB-A Shares	7,527,606
751,945	JM AB	17,400,602

		24,928,208

Thailand (1.8%)
5,155,000	Central Pattana PCL (2)(3)	4,463,384
23,771,800	Minor International PCL (2)(3)	8,309,935
5,031,900	SC Asset Corp. PCL (2)(3)	2,817,669

		15,590,988

Turkey (1.4%)
7,075,152	Emlak Konut Gayrimenkul Yatirim Ortakligi *	12,523,564

United Kingdom (4.7%)
1,260,478	Great Portland Estates PLC	7,272,789
208,235	Helical Bar PLC	941,977
1,162,791	Metric Property Investments PLC *	2,025,596
8,485,015	Regus PLC	13,686,867
1,241,180	Shaftesbury PLC	8,718,190
3,442,069	Songbird Estates PLC *	7,719,152
11,057,500	Treveria PLC	1,741,029

		42,105,600

United States (28.8%)
28,411	Alexander’s, Inc.	11,497,648
123,739	Alexandria Real Estate Equities, Inc.	9,532,853
100,258	AMB Property Corp.	3,363,656
337,727	American Capital Agency Corp.	9,689,388
48,000	Annaly Capital Management, Inc.	855,840
488,352	Apollo Commercial Real Estate Finance, Inc.	8,023,623
200,000	AT&T, Inc.	5,504,000
108,333	CB Richard Ellis Group, Inc.-Class A *	2,403,909
1,404,353	CBL & Associates Properties, Inc.	23,958,262
225,723	Chatham Lodging Trust	3,733,458
167,412	Chesapeake Lodging Trust	3,063,640
3,231,660	Chimera Investment Corp.	13,572,972
303,679	Cogdell Spencer, Inc.	1,837,258
465,507	Colony Financial, Inc.	9,403,241
46,366	Coresite Realty Corp.	666,279
471,664	Cypress Sharpridge Investments, Inc.	6,155,215
75,000	Diamond Offshore Drilling, Inc.	5,378,250
581,974	DiamondRock Hospitality Co. *	7,059,345
31,200	Digital Realty Trust, Inc.	1,697,280
57,143	DuPont Fabros Technology, Inc.	1,309,718
147,800	Entertainment Properties Trust	6,803,234
426,923	Excel Trust, Inc.	5,456,076
870,929	General Growth Properties, Inc. *	12,898,459
151,282	Hospitality Properties Trust	3,762,383
410,569	Host Hotels & Resorts, Inc.	7,599,632
400,000	Invesco Mortgage Capital, Inc.	8,948,000
233,750	Lennar Corp.-Class A	4,525,400
2,710,500	MFA Financial, Inc.	22,144,785
276,059	Ocwen Financial Corp. *	2,788,196
200,000	ProLogis	2,984,000
122,665	Simon Property Group, Inc.	12,444,364
150,000	SL Green Realty Corp.	10,914,000
696,100	Starwood Property Trust, Inc.	15,669,211
500,000	Two Harbors Investment Corp.	5,025,000
200,000	Verizon Communications, Inc.	7,124,000

		257,792,575

	Total Common Stocks (Identified Cost $701,051,598)	842,182,311

Preferred Stocks (0.3%)

United States (0.3%)
70,000	Beazer Homes USA, Inc., 7.500%	1,955,100
10,000	CBL & Associates Properties, Inc.-Series D, 7.375%	237,100

		2,192,200

	Total Preferred Stocks (Identified Cost $1,953,000)	2,192,200

Warrants (0.0%) (4)

Thailand (0.0%) (4)
2,377,180	Minor International PCL, expires 5/18/13 at 13.00 (Thailand Baht)*	192,360

	Total Warrants (Identified Cost $0)	192,360

Equity-Linked Structured Notes (4.2%)

France (0.4%)
120,000	Veolia Environnement SA *(3)	3,750,924

India (0.5%)
1,261,600	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd. *(3)	3,603,983
313,700	Housing Development & Infrastructure, Ltd.-Merrill Lynch & Co., Inc. *(3)	896,139

		4,500,122

Netherlands (0.4%)
850,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc. *(3)	3,705,674

United Kingdom (2.9%)
300,000	Compass Group PLC-Morgan Stanley BV *(3)	2,669,484
300,000	Imperial Tobacco Group PLC-Morgan Stanley BV *(3)	8,573,104
200,000	Imperial Tobacco Group PLC-Nomura Bank International PLC *(3)	5,715,402
150,000	InterContinental Hotels Group *(3)	3,159,650
300,000	Scottish & Southern Energy-Morgan Stanley BV *(3)	5,569,634

		25,687,274

	Total Equity-Linked Structured Notes (Identified Cost $39,925,893)	37,643,994

Principal Amount

Short-Term Investments (0.0%) (4)
$178,000	State Street Eurodollar Time Deposit, 0.01%	178,000

	Total Short-Term Investments (Identified Cost $178,000)	178,000

	Total Investments (Identified Cost $743,108,491) (98.7%)	882,388,865
	Other Assets In Excess Of Liabilities (1.3%)	11,841,460

	NET ASSETS (100.0%)	$894,230,325

* Non-income producing security.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. As of January 31, 2011, securities restricted under Rule 144A had a total value of $34,397,036 which comprised 3.8% of the Fund’s net assets.

(2) Illiquid security.
(3) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 6.0% of the Fund’s net assets.
(4) Less than 0.05% of Net Assets.

Common Abbreviations

AB-Aktiebolag is the Swedish equivalent of the term corporation.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.
GDR-Global Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL-Public Company Limited
PLC-Public Limited Company
REIT-Real Estate Investment Trust
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.

Alpine Global Premier Properties Fund

January 31, 2011 (Unauditied)

1. Organization:
Alpine Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund’s primary investment objective is capital appreciation. The Fund’s secondary investment objective is high current income.

The Fund had no operations prior to April 26, 2007 other than matters relating to its organization and the sale and issuance of 213,089.005 shares of beneficial interest in the Fund to a group consisting of Alpine Woods Capital Investors, LLC (“Alpine Woods”), certain of its officers and parties either related to or affiliated with those officers and 6,235.602 shares of beneficial interest in the Fund to the Independent Trustees at the initial subscription price of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AWP”.

2. Security Valuation:

The following is a summary of significant accounting policies consistently followed by the fund in preparation of their financial statements. The policies are in conformity with accounting principles accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Fund’s net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

Fair Vale Measurement: In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2011:

	Valuation Inputs
Investments in Securities at Value *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Australia	$28,081,069	$—	$—	$28,081,069
Brazil	148,057,591	—	—	148,057,591
Canada	18,848,913	—	—	18,848,913
Chile	3,784,603	—	—	3,784,603
China	40,611,736	—	—	40,611,736
France	40,919,799	—	—	40,919,799
Germany	8,734,491	—	—	8,734,491
Hong Kong	17,069,492	—	—	17,069,492
India	9,109,376	—	—	9,109,376
Japan	46,297,174	—	—	46,297,174
Mexico	4,384,634	—	—	4,384,634
Netherlands	2,502,025	—	—	2,502,025
Norway	7,867,152	—	—	7,867,152
Philippines	7,017,385	—	—	7,017,385
Poland	3,521,622	—	—	3,521,622
Russia	4,075,683	9,475,701	—	13,551,384
Singapore	88,882,930	—	—	88,882,930
Sweden	24,928,208	—	—	24,928,208
Thailand	—	15,590,988	—	15,590,988
Turkey	12,523,564	—	—	12,523,564
United Kingdom	42,105,600	—	—	42,105,600
United States	257,792,575	—	—	257,792,575
Preferred Stocks	2,192,200	—	—	2,192,200
Warrants	—	192,360	—	192,360
Equity-Linked Structured Notes	—	37,643,994	—	37,643,994
Short-Term Investments	—	178,000	—	178,000

Total	$819,307,822	$63,081,043	$—	$882,388,865

	Valuation Inputs
Other Financial Instruments *	Level 1	Level 2	Level 3	Total Value

Liabilities
Forward Currency Contracts	$—	$(806,376)	$—	$(806,376)

Total	$—	$(806,376)	$—	$(806,376)

*	For detailed country descriptions, see accompanying Schedule of Portfolio Investments.

**

During the period ended January 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the period depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders. Therefore, no federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file for claims on foreign taxes withheld.

The Fund accounts for uncertainty related to income taxes in accordance with U.S. GAAP. The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.

As of January 31, 2011 the net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$145,912,385

Gross depreciation (excess of tax cost over value)	(83,186,436)

Net unrealized appreciation/(depreciation)	$62,725,949

Cost of investments for income tax purposes	$819,662,916

Distributions: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain) and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statements of Operations:

i)  market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated With Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Equity-Linked Structured Notes: The Fund may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. The Fund did not hold any equity-linked structured notes at January 31, 2011.

Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund held the following forward currency contracts at January 31, 2011:

Description	Expiration Date	Contracts to Deliver	Settlement Value	Unrealized Current

Value				Loss

Contracts Sold:

Euro 31,545,473	07/15/2011	23,684,210 (EUR)	$32,351,849	$(806,376)

The counterparty for the open forward currency contracts as of January 31, 2011 is State Street Bank and Trust Co.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Item 2 - Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpine Global Premier Properties Fund

By:	/s/ Samuel A. Lieber

Samuel A. Lieber President (Principal Executive Officer)

Date:	April 1, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber

Samuel A. Lieber President (Principal Executive Officer)

Date:	April 1, 2011

By:	/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr. Chief Financial Officer (Principal Financial Officer)

Date:	April 1, 2011